UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ballentine Finn & Co., Inc.
Address: 55 Mill Street
         P.O. Box 1860
         Wolfeboro, NH  03894

13F File Number:  28-12011

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Roy C. Ballentine
Title:     President
Phone:     603-569-1717

Signature, Place, and Date of Signing:

     Roy C. Ballentine     Wolfeboro, NH     November 21, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $174,986 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CELL THERAPEUTICS INC          COM              150934107       72    20000 SH       SOLE                        0        0    20000
CHUBB CORP                     COM              171232101     3183    40155 SH       SOLE                        0        0    40155
CISCO SYS INC                  COM              17275R102      208    11643 SH       SOLE                        0        0    11643
CONOCOPHILLIPS                 COM              20825C104      301     2794 SH       SOLE                        0        0     2794
GENERAL ELEC CO                COM              369604103      535    14850 SH       SOLE                        0        0    14850
GENESYS S A                    SP ADR REP 1/2   37185M100       46    55239 SH       SOLE                        0        0    55239
INTEL CORP                     COM              458140100      368    15858 SH       SOLE                        0        0    15858
INVESTMENT TECHNOLOGY GRP NE   COM              46145F105      501    28637 SH       SOLE                        0        0    28637
ISHARES TR                     S&P 500 INDEX    464287200    13735   116574 SH       SOLE                        0        0   116574
ISHARES TR                     DJ SEL DIV INX   464287168      284     4740 SH       SOLE                        0        0     4740
ISHARES TR                     RUSSELL1000GRW   464287614     3958    84455 SH       SOLE                        0        0    84455
ISHARES TR                     S&P500/BAR VAL   464287408      418     6850 SH       SOLE                        0        0     6850
ISHARES TR                     S&P SMLCAP 600   464287804     9358    58910 SH       SOLE                        0        0    58910
ISHARES TR                     S&P SMLCP VALU   464287879    10612    89953 SH       SOLE                        0        0    89953
ISHARES TR                     MSCI EMERG MKT   464287234      312     1540 SH       SOLE                        0        0     1540
ISHARES TR                     RUSSELL 1000     464287622    13803   217479 SH       SOLE                        0        0   217479
ISHARES TR                     RUSSELL1000VAL   464287598    18010   273672 SH       SOLE                        0        0   273672
ISHARES TR                     RUSL 2000 GROW   464287648      421     6730 SH       SOLE                        0        0     6730
ISHARES TR                     RUSSELL 2000     464287655     3296    26980 SH       SOLE                        0        0    26980
ISHARES TR                     RUSL 2000 VALU   464287630      868     4710 SH       SOLE                        0        0     4710
ISHARES TR                     MSCI EAFE IDX    464287465    25620   161263 SH       SOLE                        0        0   161263
JOHNSON & JOHNSON              COM              478160104      267     3975 SH       SOLE                        0        0     3975
LEXAR MEDIA INC                COM              52886P104       70    14000 SH       SOLE                        0        0    14000
LIMITED BRANDS INC             COM              532716107     2038    83871 SH       SOLE                        0        0    83871
MBNA CORP                      COM              55262L100      228     9271 SH       SOLE                        0        0     9271
MIDCAP SPDR TR                 UNIT SER 1       595635103     2212    18369 SH       SOLE                        0        0    18369
NASDAQ 100 TR                  UNIT SER 1       631100104     3762   102875 SH       SOLE                        0        0   102875
PAYCHEX INC                    COM              704326107     3702   112785 SH       SOLE                        0        0   112785
PFIZER INC                     COM              717081103     4089   155666 SH       SOLE                        0        0   155666
SELECT SECTOR SPDR TR          SBI INT-TECH     81369Y803     1152    58915 SH       SOLE                        0        0    58915
SPDR TR                        UNIT SER 1       78462F103    51557   437071 SH       SOLE                        0        0   437071